Net finance costs	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Net finance costs	4. Net finance costs
Net finance costs were a charge of £969 million, compared to a charge of £305 million in the same period in 2024.
2025 was impacted by a translational foreign exchange tailwind due to the relative movement of sterling of 1.7%.
The performance in 2025 included a charge of £59 million related to the discounting of the provision associated with the
Approved Plans in Canada and £10 million interest on unaffected claims settled post sanctioning of the Approved Plans, treated as adjusting items.
2024 included a net credit of £590 million that did not repeat, related to a previously disclosed capped cash debt tender offer under which the Group repurchased bonds prior to their maturity in a principal amount of £1.8 billion, completed in May 2024 and, including other costs of £3 million, treated as an adjusting item.
The first six months of 2025 included a fair value loss of £4 million (30 June 2024:  £23 million) on embedded derivatives related to associates, a charge of £3 million (30 June 2024:  £15 million) in relation to a tax case in Brazil and interest charges of £3 million
(30 June 2024: £5 million) in respect of a tax provision in the Netherlands. These are treated as adjusting items.
The Group's performance was also impacted by finance costs related to the Franked Investment Income Group Litigation Order
(FII GLO) of £19 million (30 June 2024: £31 million).
On an adjusted, constant currency basis, net finance costs were £885 million, an increase of 7.8% (30 June 2024: £821 million).
This was driven by:
–Transactional foreign exchange losses arising from revaluation of locally held cash balances and dividend receivables, as well as fair value movements in respect of derivatives and investments;
–Partially offset by higher interest expense. The Group's average cost of debt has increased to 5.1% (compared to 4.9% at 30
June 2024; excluding adjusting items, being a  £28 million fair value loss on debt-related derivatives, the average cost of debt was 5.3% in 2024); and
–Higher interest income, driven by higher local deposits and higher interest rates in Brazil and Türkiye, partially offset by the impact of reduced interest rates on interest income earned on cash held in Canada.
Also in 2025, in line with IAS 33 Earnings Per Share, £22 million (30 June 2024: £21 million), net of tax, has been recognised as a deduction to EPS related to the perpetual hybrid bonds issued in 2021, as the coupons paid on such instruments are recognised in equity rather than as a charge to the income statement in net finance costs.
For a full reconciliation of net finance costs to adjusted net finance costs at constant rates, see page 52.
All of the adjustments noted above have been included in the adjusted earnings per share calculation on page 29.